Leases - Summary of Lease Cost (Details) $ in Thousands	3 Months Ended
May 31, 2021 USD ($)
Finance lease cost:
Amortization of right-of-use asset	$ 1,193
Interest on lease liability	130
Finance lease cost	1,323
Operating lease cost:
Operating lease cost	1,349
Variable lease cost	801
Sublease income	(174)
Operating net lease cost	1,976
Total net lease cost	$ 3,299